Trading assets and liabilities	6 Months Ended
Jun. 30, 2018
Trading assets and liabilities
15 Trading assets and liabilities
end of	2Q18	1Q18	4Q17
Trading assets (CHF million)
Debt securities	67,595	68,380	72,765
Equity securities	43,754	46,595	55,722
Derivative instruments [1]	19,564	20,400	19,621
Other	4,673	4,826	8,226
Trading assets	135,586	140,201	156,334
Trading liabilities (CHF million)
Short positions	27,594	29,820	24,465
Derivative instruments [1]	15,182	14,935	14,654
Trading liabilities	42,776	44,755	39,119
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2Q18	1Q18	4Q17
Cash collateral – netted (CHF million) [1]
Cash collateral paid	21,195	22,022	23,288
Cash collateral received	14,376	14,165	14,996
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	7,488	6,330	5,141
Cash collateral received	8,761	8,749	8,644
1 Recorded as cash collateral netting on derivative instruments in Note 23 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 20 – Other assets and other liabilities.

Bank
Trading assets and liabilities
14 Trading assets and liabilities
end of	6M18	2017
Trading assets (CHF million)
Debt securities	67,695	72,826
Equity securities	43,799	55,822
Derivative instruments [1]	19,621	19,900
Other	4,672	8,226
Trading assets	135,787	156,774
Trading liabilities (CHF million)
Short positions	27,596	24,478
Derivative instruments [1]	15,183	14,654
Trading liabilities	42,779	39,132
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	6M18	2017
Cash collateral – netted (CHF million) [1]
Cash collateral paid	21,252	23,587
Cash collateral received	14,376	14,996
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	7,488	5,142
Cash collateral received	8,761	8,644
1 Recorded as cash collateral netting on derivative instruments in Note 22 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 19 – Other assets and other liabilities.